SEGMENT REPORTING (Tables)	3 Months Ended	9 Months Ended
	Dec. 31, 2024	Sep. 30, 2025
Segment Reporting [Abstract]
SCHEDULE OF SEGMENT
For the period from September 27, 2024 (inception) through December 31, 2024
Formation, general and administrative costs	$47,952

	September 30, 2025	December 31, 2024
Cash and cash equivalents	$1,622,799	$20,005
Marketable securities held in Trust Account	$195,206,616	$—

	For the Three Months Ended September 30, 2025	For the Nine Months Ended September 30, 2025	For the Period from September 27, 2024 (inception) through September 30, 2024
General and administrative costs	$819,219	$1,757,164	$10,420
Interest earned on marketable securities held in Trust Account	$1,997,672	$5,446,141	$—